Retirement Plans (Change In Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	$ 187.4
Benefits paid	(22.7)	(13.2)	(0.6)
Fair value at end of period	203.5	187.4
Defined Benefit Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	187.4	154.6
Actual return on plan assets	3.7	28.8
Employer contributions	22.2	12.9	0.4
Participant contributions	0	0
Benefits paid	(9.8)	(8.9)
Fair value at end of period	203.5	187.4	154.6
Postretirement Benefit Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0.5	0.3	0.6
Participant contributions	0.3	0.4
Benefits paid	(0.8)	(0.7)
Fair value at end of period	$ 0	$ 0	$ 0